Earnings (Loss) Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

For the Period from May 19, 2021 to June 30, 2021	Net Loss Attributable to Class A Shareholders	Weighted-Average Class A Shares Outstanding	Loss Per Class A Share	Number of Units Excluded from Diluted Calculation
	(dollars in thousands, except per share amounts)
Basic	$(397,189)	329,055,258	$(1.21)

Effect of dilutive securities:
Common Units	(1,143,082)	923,037,080		—
Warrants	—	—		14,159,381
Earnout Securities	—	—		99,999,924

Diluted	$(1,540,271)	1,252,092,338	$(1.23)